Financial instruments	12 Months Ended
Dec. 31, 2012
Financial instruments
33 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and
– Disclosures about >>>fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.

From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.

Fair value measurement
A significant portion of the Group’s financial instruments are carried at >>>fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain >>>CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain >>>OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and >>>CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as >>>credit valuation adjustments) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as >>>debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current >>>CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master >>>netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

Based on the Group’s regular review of observable parameters used in its pricing models, in 2012 the Group extended the adoption of overnight indexed swap discounting, instead of other reference rates such as >>>LIBOR, to those businesses in fixed income where the adoption had not occurred and to certain equity derivatives, which resulted in a loss of CHF 57 million.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.

Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,391	5,888	0		135,871

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,932	3,192	0		29,125

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,664	7,746	485	0		74,895

Derivatives	3,428	823,016	6,650	(799,886)		33,208

of which interest rate products	703	698,297	1,859	–		–

of which foreign exchange products	1	62,717	754	–		–

of which equity/index-related products	2,538	25,820	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,203	2,736	2,486	0		12,425

Trading assets	132,887	907,889	15,509	(799,886)		256,399

Debt	2,066	1,168	169	0		3,403

of which foreign governments	1,583	1	21	0		1,605

of which corporates	0	720	125	0		845

of which CDO	0	447	23	0		470

Equity	4	90	1	0		95

Investment securities	2,070	1,258	170	0		3,498

Private equity	0	0	3,958	0		3,958

of which equity funds	0	0	2,633	0		2,633

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,243	0		2,583

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,184	0		8,994

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,912	5,164	(240)		37,275

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,413	0	0		3,413

Customer deposits	0	4,618	25	0		4,643

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,014	196	0		32,992

of which foreign governments	25,623	1,476	0	0		27,099

of which corporates	0	5,030	196	0		5,226

Equity	17,912	389	6	0		18,307

Derivatives	3,173	834,228	5,154	(803,038)		39,517

of which interest rate products	628	693,430	1,357	–		–

of which foreign exchange products	1	76,963	1,648	–		–

of which equity/index-related products	2,305	27,684	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	46,867	841,631	5,356	(803,038)		90,816

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	55,068	10,098	0		65,384

of which treasury debt over two years	0	10,565	0	0		10,565

of which structured notes over two years	0	22,543	6,189	0		28,732

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,399	2,848	(376)		26,871

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate procucts	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Effective January 2012, the FASB amended the disclosure requirements for the Group’s reporting of transfers between level 1 and level 2. As this requirement is not retrospective, comparable data is not presented for prior periods. Previously, only significant transfers were required to be disclosed and such transfers between level 1 and level 2 were not significant in 2011.

All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 2012, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivative instruments as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in >>>RMBS in 4Q12 as pricing inputs became less observable.

Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	10,028	2,312	(5,035)	7,479	(8,826)	0	0	72		129	(4)		0	(267)	5,888

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,587	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(195)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,171	592	(544)	0	0	161	(914)	43		(179)	0		0	(36)	1,294

Other	2,196	179	(366)	2,842	(2,290)	0	0	2		(3)	0		0	(74)	2,486

Trading assets	22,278	4,375	(7,676)	10,698	(11,727)	1,007	(3,262)	134		226	(4)		0	(540)	15,509

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	7,076	4	(61)	880	(1,918)	0	0	0		2	0		567	(184)	6,366

Life finance instruments	1,969	0	0	102	(274)	0	0	0		72	0		0	(51)	1,818

Other investments	9,045	4	(61)	982	(2,192)	0	0	0		74	0		567	(235)	8,184

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	47,203	7,493	(11,516)	15,301	(18,594)	5,795	(10,228)	277		602	(4)		547	(1,187)	35,689

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,891	246	(315)	321	(1,322)	2	(219)	(15)		74	0		279	(94)	2,848

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,378	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		279	(589)	18,451

Net assets/liabilities at fair value	22,825	3,314	(5,090)	14,886	(16,926)	612	(1,035)	(38)		(980)	0		268	(598)	17,238

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,018)	268	(750)	[1]	1,768	1,125	2,893	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(82)	(1,291)		546	(32)	514

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3
Transfers into level 3 assets during 2012 were CHF 7,493 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the equity derivatives, private equity, corporate credit, corporate bank and securitized products (consolidated SPE positions) businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2012 were CHF 11,516 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the equity derivatives, private equity, securitized products (consolidated SPE positions), corporate credit, rates and CMBS businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2011 were CHF 14,893 million, primarily from trading assets and loans held-for-sale. The transfers were related to trading and SPE consolidated positions within the RMBS (including non-agency) and alternative investments businesses, primarily due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2011 were CHF 14,766 million, primarily in loans held-for-sale and trading assets. The transfers out of level 3 assets in loans held-for-sale were mainly related to trading and SPE consolidated positions within the RMBS and alternative investments businesses due to improved observability of pricing data. The transfers out of level 3 assets in trading assets were related to RMBS due to greater pricing information from external providers.

Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation and credit spreads. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).

CMBS, RMBS and CDO securities
Fair values of RMBS, >>>CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and estimated market internal rate of return. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instrument. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiples and capitalization rate.

Derivatives
>>>Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, prepayment rate, credit spreads, basis spreads and mean reversion.

Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.

Equity and index-related derivatives
Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability and gap risk.

Generally, the interrelationship between the volatility, correlation and credit spreads inputs are positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spreads and recovery rates.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spreads, correlation and price. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates.

Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of life expectancy, while for RMBS loans it is market comparable price.

For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of the those unobservable prices.

Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAVs in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements, it is probable that these investments will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. As of December 31, 2012, the fair value of investments valued at an amount other than NAV where it is probable they will be sold was CHF 576 million. The remaining actions to complete the sales include steps that are usual and customary for sales of such investments in the secondary market. Substantial increases (decreases) in the NAV for private equity and hedge funds would result in a higher (lower) fair value.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spreads, contingent probability and EBITDA multiples. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Life finance instruments
Life finance instruments include SPIA and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.

Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spreads and price. During 2012, the Group refined its approach for determining the >>>LGD parameter used in the valuation model for its corporate loan book. This approach, which is more granular and recognizes the seniority of certain unsecured loans, aligns the LGD used for regulatory capital calculations and valuation purposes. This refinement benefitted the Group’s results in corporate banking by CHF 72 million.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Accrual based Private Banking & Wealth Management loans, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.

Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility and price.

Generally, the interrelationships between volatility, skew, correlation, gap risk and credit spreads inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.

Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of basis spread, buyback probability, EBITDA multiple, life expectancy (for life finance instruments), correlation, recovery rate, price, skew, volatility and contingent probability, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets instruments with a significant unobservable input of prepayment rate, capitalization rate, internal rate of return, gap risk, default rate, discount rate, loss severity, credit spread and life expectancy (for life settlement and premium finance instruments), in general, an increase in the significant unobservable input would decrease the fair value.

For level 3 liabilities an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would decrease the fair value.

Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

Quantitative disclosures of valuation techniques
The following tables provide the range of minimum and maximum values of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.

Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,888

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

Equity	485

of which	237	Market comparable	EBITDA multiple		3	12

of which	26	Discounted cash flow	Capitalization rate, in %		7	7

Derivatives	6,650

of which interest rate products	1,859	Option model	Correlation, in %		17	100

			Prepayment rate, in %		2	45

			Volatility, in %		(5)	31

			Credit spread, in bp		34	157

of which equity/index-related products	1,920	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843

			Recovery rate, in %		0	75

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Loss severity, in %		0	100

			Correlation, in %		30	97

			Prepayment rate, in %		0	40

Other	2,486

of which	1,891	Market comparable	Price, in %		0	103

of which	564	Discounted cash flow	Life expectancy, in years		4	20

Trading assets	15,509

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	170	–		–		–		–

Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,243

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,184

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,689

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,848

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,451

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above result in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.

Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.

Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest while the higher end of the range relates collateral with a greater risk of default.

Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.

Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.

Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.

Volatility and skew
Volatility and skew are impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility rates may vary significantly between different underlying currencies and expiration dates on the options. Similarly, equity derivatives’ volatility may vary greatly depending upon the underlying reference name on the derivative.

Life expectancy
Life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of each insured.

Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to 10 years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	69		364		433	157

Equity funds	3		43		46	0

Others	3		153		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,633		0		2,633	724

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equities	3,958		0		3,958	1,070

Equity method investments	385		0		385	0

Total funds held in other investments	4,418		560		4,978	1,273

Total fair value	4,597	[3]	4,297	[4]	8,894	1,273	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in Investment Banking and Private Banking & Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a >>>fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.

Loans
The Group has elected to account for substantially all Investment Banking commercial loans and loan commitments and certain Investment Banking emerging market loans at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its Private Banking & Wealth Management segment at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.

Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured >>>repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.

Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s Private Banking & Wealth Management segment, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.

Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives; in particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.

Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,694	21,382	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(65,384)	(66,998)	1,614	(70,366)	(79,475)	9,109

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,905)	[2]	2,342	[2]	(6,162)	[2]

of which related to credit risk [4]	(2,552)		1,909		273

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (1,663) million and CHF (931) million in 2012, respectively, CHF 1,210 million and CHF 697 million in 2011, respectively, and CHF 341 million and CHF (73) million in 2010, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.

The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.

Disclosures about the fair value of financial instruments not carried at fair value in the consolidated balance sheet
The following table provides the carrying value and >>>fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations. Beginning in January 2012, US GAAP requires the disclosure of the fair values of these financial instruments within the fair value hierarchy prospectively.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791

Loans	218,281	0	221,030	4,482	225,512

Other financial assets [1]	132,147	63,900	66,798	1,772	132,470

Financial liabilities (CHF million)

Due to banks and deposits	331,270	200,838	130,313	9	331,160

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	14,128	0	14,131	0	14,131

Long-term debt	82,750	0	79,846	4,546	84,392

Other financial liabilities [2]	89,361	0	88,121	1,171	89,292

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,290	78,290

Loans	208,963	213,228

Other financial assets [1]	186,294	186,333

Financial liabilities (CHF million)

Due to banks and deposits	346,228	346,147

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	92,289	89,172

Other financial liabilities [2]	96,844	96,844

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
32 Financial instruments
> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,392	5,830	0		135,814

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,933	3,192	0		29,126

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,715	7,745	485	0		74,945

Derivatives	3,428	823,181	6,650	(799,843)		33,416

of which interest rate products	703	698,494	1,859	–		–

of which foreign exchange products	1	62,619	754	–		–

of which equity/index-related products	2,538	25,885	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,205	2,736	2,486	0		12,427

Trading assets	132,940	908,054	15,451	(799,843)		256,602

Debt	1,334	341	169	0		1,844

of which foreign governments	1,333	1	21	0		1,355

of which corporates	0	340	125	0		465

of which CDO	0	0	24	0		24

Equity	4	90	1	0		95

Investment securities	1,338	431	170	0		1,939

Private equity	0	0	3,855	0		3,855

of which equity funds	0	0	2,530	0		2,530

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,244	0		2,584

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,082	0		8,892

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,802	5,164	(146)		37,259

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,431	0	0		3,431

Customer deposits	0	4,601	25	0		4,626

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,015	196	0		32,993

of which foreign governments	25,624	1,476	0	0		27,100

of which corporates	0	5,030	196	0		5,226

Equity	18,109	389	6	0		18,504

Derivatives	3,174	834,413	5,154	(803,147)		39,594

of which interest rate products	628	693,525	1,357	–		–

of which foreign exchange products	1	76,988	1,648	–		–

of which equity/index-related products	2,305	27,749	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	47,065	841,817	5,356	(803,147)		91,091

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	54,458	10,098	0		64,774

of which treasury debt over two years	0	10,567	0	0		10,567

of which structured notes over two years	0	22,545	6,189	0		28,734

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,235	2,847	(283)		26,799

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,436	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	9,941	2,312	(5,035)	7,479	(8,793)	0	0	72		129	(4)		0	(271)	5,830

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,588	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(196)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,172	592	(544)	0	0	161	(914)	43		(179)	0		0	(37)	1,294

Other	2,195	179	(366)	2,842	(2,290)	0	0	2		(4)	0		0	(72)	2,486

Trading assets	22,191	4,375	(7,676)	10,698	(11,694)	1,007	(3,262)	134		225	(4)		0	(543)	15,451

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	6,899	4	(61)	757	(1,789)	0	0	0		2	0		620	(168)	6,264

Life finance instruments	1,968	0	0	102	(274)	0	0	0		72	0		0	(50)	1,818

Other investments	8,867	4	(61)	859	(2,063)	0	0	0		74	0		620	(218)	8,082

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	46,938	7,493	(11,516)	15,178	(18,432)	5,795	(10,228)	277		601	(4)		600	(1,173)	35,529

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	0	0	0		0	0		0	0	0

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,890	246	(315)	321	(1,322)	2	(219)	(15)		74	0		278	(93)	2,847

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,377	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		278	(588)	18,450

Net assets/liabilities at fair value	22,561	3,314	(5,090)	14,763	(16,764)	612	(1,035)	(38)		(981)	0		322	(585)	17,079

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(11)	0	0	55	(45)	0		4	0		0	5	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,887	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(46)	9,941

of which corporates	3,805	931	(706)	5,484	(4,573)	0	0	34		49	0		0	52	5,076

of which RMBS	3,265	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(98)	1,786

of which CMBS	1,862	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(8)	1,517

of which CDO	1,134	370	(625)	712	(907)	0	0	16		33	0		0	(6)	727

Equity	623	309	(515)	726	(668)	0	0	35		(47)	0		0	4	467

Derivatives	8,720	2,998	(2,311)	0	0	778	(3,085)	22		2,436	0		0	30	9,588

of which interest rate products	2,071	815	(142)	0	0	133	(599)	13		266	0		0	(10)	2,547

of which equity/index-related products	2,298	666	(796)	0	0	272	(184)	(21)		455	0		0	42	2,732

of which credit derivatives	2,724	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(19)	2,172

Other	2,016	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	30	2,195

Trading assets	22,246	6,907	(6,303)	13,914	(14,146)	778	(3,128)	51		1,854	0		0	18	22,191

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,843	0	0	79	(83)	0	0	0		116	0		0	13	1,968

Other investments	11,189	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(52)	8,867

Loans	6,256	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(5)	6,842

of which commercial and industrial loans	3,559	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	27	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,933	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(58)	6,901

Total assets at fair value	50,285	14,894	(14,767)	21,142	(25,364)	4,886	(6,964)	(37)		1,719	0		1,237	(93)	46,938

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,201	1,276	(2,062)	214	(290)	502	(1,929)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,940	48	(135)	0	0	17	(704)	7		655	0		0	8	2,836

of which equity/index-related derivatives	2,939	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(64)	1,022

of which credit derivatives	1,255	949	(1,072)	0	0	136	(414)	19		622	0		0	25	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,798	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(121)	12,715

of which structured notes over two years	9,486	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(80)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,848	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(4)	1,909

Total liabilities at fair value	30,362	9,550	(11,283)	504	(727)	7,092	(10,992)	(11)		(74)	0		128	(172)	24,377

Net assets/liabilities at fair value	19,923	5,344	(3,484)	20,638	(24,637)	(2,206)	4,028	(26)		1,793	0		1,109	79	22,561

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,019)	322	(697)	[1]	1,767	1,109	2,876	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(23)	(1,232)		546	(116)	430

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,830

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Equity	485

of which	237	Market comparable		EBITDA multiple		3		12

of which	26	Discounted cash flow		Capitalization rate, in %		7		7

Derivatives	6,650

of which interest rate products	1,859	Option model		Correlation, in %		17		100

				Prepayment rate, in %		2		45

				Volatility, in %		(5)		31

				Credit spread, in bp		34		157

of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97

				Volatility, in %		2		157

of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843

				Recovery rate, in %		0		75

				Discount rate, in %		2		35

				Default rate, in %		0		25

				Loss severity, in %		0		100

				Correlation, in %		30		97

				Prepayment rate, in %		0		40

Other	2,486

of which	1,891	Market comparable		Price, in %		0		103

of which	564	Discounted cash flow		Life expectancy, in years		4		20

Trading assets	15,451

Investment securities	170	–		–		–		–

Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,244

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,082

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,529

1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,847

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,450

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	68		365		433	157

Equity funds	3		43		46	0

Others	4		152		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,530		0		2,530	723

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equity	3,855		0		3,855	1,069

Equity method investments	385		0		385	0

Total funds held in other investments	4,315		560		4,875	1,272

Total fair value	4,494	[3]	4,297	[4]	8,791	1,272	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,693	21,381	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(64,774)	(66,434)	1,660	(68,036)	(77,000)	8,964

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,709)	[2]	2,301	[2]	(6,313)	[2]

of which related to credit risk [4]	(2,365)		1,769		166

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782

Loans	204,551	0	206,214	4,482	210,696

Other financial assets [1]	133,498	63,519	68,568	1,680	133,767

Financial liabilities (CHF million)

Due to banks and deposits	320,208	193,288	126,798	9	320,095

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	10,325	0	10,328	0	10,328

Long-term debt	82,223	0	79,032	4,546	83,578

Other financial liabilities [2]	89,275	0	88,035	1,170	89,205

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,262	78,262

Loans	195,813	199,657

Other financial assets [1]	188,755	188,793

Financial liabilities (CHF million)

Due to banks and deposits	336,887	336,809

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	93,317	90,017

Other financial liabilities [2]	96,497	96,497

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.